Risk management - Disclosure of concentrations by risk factor, structural risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Structural VaR
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR percentage	99.00%
Time horizon	1 day
Diversification effect
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ (17.7)	€ (27.3)	€ (17.1)
Diversification effect | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(10.7)
Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(21.0)	(19.8)	(14.9)
Diversification effect | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(59.3)
Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.3	5.9	4.8
Exchange rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.3
Exchange rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.4	5.8	5.3
Exchange rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	37.5
VaR Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.1	9.5	6.0
VaR Equities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.4
VaR Equities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.5	6.0	3.2
VaR Equities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	10.8
Banking book | Structural VaR
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	690.1	687.5	749.5
Banking book | Structural VaR | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	598.5
Banking book | Structural VaR | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	662.9	747.7	705.0
Banking book | Structural VaR | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	751.9
Banking book | Diversification effect
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(206.6)	(268.6)	(444.7)
Banking book | Diversification effect | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(155.9)
Banking book | Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(258.4)	(386.4)	(416.6)
Banking book | Diversification effect | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(265.6)
Banking book | VaR Interest Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	177.6	235.2	380.2
Banking book | VaR Interest Rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	158.3
Banking book | VaR Interest Rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	177.3	412.0	348.4
Banking book | VaR Interest Rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	205.8
Banking book | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	572.4	594.4	642.9
Banking book | Exchange rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	486.0
Banking book | Exchange rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	597.7	571.7	580.4
Banking book | Exchange rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	648.7
Banking book | VaR Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	146.7	126.5	171.1
Banking book | VaR Equities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	110.1
Banking book | VaR Equities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	146.3	€ 150.4	€ 192.8
Banking book | VaR Equities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 163.0